UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daruma Capital Management LLC
Address: 80 West 40th Street
         9th Floor
         New York, New York  10018

13F File Number:  028-03917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Veronica T. Stork
Title:     Chief Compliance Officer
Phone:     212-869-4000

Signature, Place, and Date of Signing:

 /s/ Veronica T. Stork     New York, New York     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:    $1,697,580 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109    62099  3556667 SH       SOLE                  1529231        0  2027436
ADVANTAGE OIL & GAS LTD        COM              00765F101    16517  5097703 SH       SOLE                  1944747        0  3152956
APPLE INC                      COM              037833100      620     1165 SH       SOLE                     1165        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    54410  1072546 SH       SOLE                   463718        0   608828
ASML HOLDING N V               N Y REGISTRY SHS N07059210      250     3887 SH       SOLE                     3887        0        0
AVERY DENNISON CORP            COM              053611109     3391    97100 SH       SOLE                    97100        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    42011  1262348 SH       SOLE                   502387        0   759961
BRUNSWICK CORP                 COM              117043109    72481  2491611 SH       SOLE                  1088100        0  1403511
CADENCE DESIGN SYSTEM INC      COM              127387108    60004  4441414 SH       SOLE                  1913248        0  2528166
CARMAX INC                     COM              143130102     3346    89128 SH       SOLE                    89128        0        0
CBS CORP NEW                   CL B             124857202      340     8945 SH       SOLE                     8945        0        0
CELANESE CORP DEL              COM SER A        150870103     2890    64890 SH       SOLE                    64890        0        0
CENTENE CORP DEL               COM              15135B101    48288  1177767 SH       SOLE                   466966        0   710801
CERNER CORP                    COM              156782104     2104    27140 SH       SOLE                    27140        0        0
CIENA CORP                     COM NEW          171779309    34003  2165786 SH       SOLE                   867215        0  1298571
CITIGROUP INC                  COM NEW          172967424      615    15555 SH       SOLE                    15555        0        0
CONCHO RES INC                 COM              20605P101      344     4264 SH       SOLE                     4264        0        0
COSTAR GROUP INC               COM              22160N109    63632   712011 SH       SOLE                   282039        0   429972
CROCS INC                      COM              227046109    56757  3944232 SH       SOLE                  1710170        0  2234062
DEALERTRACK TECHNOLOGIES INC   COM              242309102    47435  1651648 SH       SOLE                   658573        0   993075
DELPHI AUTOMOTIVE PLC          SHS              G27823106      288     7523 SH       SOLE                     7523        0        0
DIGITALGLOBE INC               COM NEW          25389M877    32420  1326494 SH       SOLE                   630182        0   696312
EQUINIX INC                    COM NEW          29444U502      284     1375 SH       SOLE                     1375        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106     2448    83795 SH       SOLE                    83795        0        0
FRANCESCAS HLDGS CORP          COM              351793104    44793  1727443 SH       SOLE                   692069        0  1035374
GENTEX CORP                    COM              371901109     2801   148590 SH       SOLE                   148590        0        0
GILEAD SCIENCES INC            COM              375558103      376     5119 SH       SOLE                     5119        0        0
GRAINGER W W INC               COM              384802104      274     1352 SH       SOLE                     1352        0        0
HEALTHSOUTH CORP               COM NEW          421924309    50629  2398360 SH       SOLE                  1034133        0  1364227
INCYTE CORP                    COM              45337C102     2547   153341 SH       SOLE                   153341        0        0
INTERFACE INC                  COM              458665304    52285  3253549 SH       SOLE                  1287839        0  1965710
ION GEOPHYSICAL CORP           COM              462044108    44066  6768996 SH       SOLE                  2680580        0  4088416
JPMORGAN CHASE & CO            COM              46625H100      347     7888 SH       SOLE                     7888        0        0
KNOLL INC                      COM NEW          498904200    43364  2823205 SH       SOLE                  1117095        0  1706110
LAM RESEARCH CORP              COM              512807108     4357   120606 SH       SOLE                   120606        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     2878    58690 SH       SOLE                    58690        0        0
LIFE TIME FITNESS INC          COM              53217R207    37284   757651 SH       SOLE                   299834        0   457817
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    58948  1115804 SH       SOLE                   445374        0   670430
MAXIMUS INC                    COM              577933104    67087  1061173 SH       SOLE                   450136        0   611037
MEDNAX INC                     COM              58502B106     2806    35282 SH       SOLE                    35282        0        0
ONYX PHARMACEUTICALS INC       COM              683399109      266     3524 SH       SOLE                     3524        0        0
PALL CORP                      COM              696429307     2933    48680 SH       SOLE                    48680        0        0
PANDORA MEDIA INC              COM              698354107    40304  4390438 SH       SOLE                  1758430        0  2632008
PENNEY J C INC                 COM              708160106     2328   118130 SH       SOLE                   118130        0        0
PERRIGO CO                     COM              714290103     2349    22580 SH       SOLE                    22580        0        0
PINNACLE ENTMT INC             COM              723456109    41343  2611665 SH       SOLE                  1245965        0  1365700
PROGRESS SOFTWARE CORP         COM              743312100    48721  2321176 SH       SOLE                   918806        0  1402370
QEP RES INC                    COM              74733V100     3321   109700 SH       SOLE                   109700        0        0
REGAL BELOIT CORP              COM              758750103     3380    47960 SH       SOLE                    47960        0        0
ROGERS CORP                    COM              775133101    46290   932138 SH       SOLE                   369729        0   562409
ROVI CORP                      COM              779376102    41171  2668220 SH       SOLE                  1156024        0  1512196
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2883    84806 SH       SOLE                    84806        0        0
SCHULMAN A INC                 COM              808194104    29803  1029946 SH       SOLE                   409857        0   620089
SEMTECH CORP                   COM              816850101    39057  1349118 SH       SOLE                   533838        0   815280
SHUTTERFLY INC                 COM              82568P304    59405  1988773 SH       SOLE                   858480        0  1130293
SIRONA DENTAL SYSTEMS INC      COM              82966C103     3516    54543 SH       SOLE                    54543        0        0
SOTHEBYS                       COM              835898107    44804  1332656 SH       SOLE                   572908        0   759748
SPLUNK INC                     COM              848637104      306    10547 SH       SOLE                    10547        0        0
UNITED STATIONERS INC          COM              913004107    45854  1479653 SH       SOLE                   637363        0   842290
UNITED TECHNOLOGIES CORP       COM              913017109      372     4542 SH       SOLE                     4542        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3307    55322 SH       SOLE                    55322        0        0
VERA BRADLEY INC               COM              92335C106    43598  1736981 SH       SOLE                   690973        0  1046008
WABTEC CORP                    COM              929740108    53396   609962 SH       SOLE                   241892        0   368070
WELLCARE HEALTH PLANS INC      COM              94946T106    42321   869183 SH       SOLE                   380276        0   488907
WESTERN DIGITAL CORP           COM              958102105     3891    91573 SH       SOLE                    91573        0        0
WEX INC                        COM              96208T104    70600   936710 SH       SOLE                   399263        0   537447
ZYNGA INC                      CL A             98986T108      242   102655 SH       SOLE                   102655        0        0